Stock-Based Compensation and Benefit Plans - Summary of Shares Issuable Pursuant to Options Granted (Details)	12 Months Ended
Dec. 31, 2016 shares
2010 EIP [Member]
Options granted, Maximum	30,000
Options granted, Outstanding	5,015
Options granted, Exercisable	5,015
2014 SIP [Member]
Options granted, Maximum	67,628
Options granted, Outstanding	39,108
Options granted, Exercisable	24,889
2016 SIP [Member]
Options granted, Maximum	400,000
Options granted, Outstanding	36,804
Options granted, Exercisable	12,272
Issued Outside of Plans [Member]
Options granted, Maximum
Options granted, Outstanding	144,304
Options granted, Exercisable	105,641
Shares Issuable Pursuant to Options Granted [Member]
Options granted, Maximum
Options granted, Outstanding	225,231
Options granted, Exercisable	147,817